Risk management - Schedule of changes in impairment losses on debt instruments, Spain real estate business (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Financial assets at beginning of period	€ 283,497	€ 243,203
Financial assets at end of period	300,026	283,497	€ 243,203
Spain | Real estate operations in Spain | Construction and property development
Disclosure of credit risk exposure [line items]
Financial assets at beginning of period	2,545	2,433	2,327
Foreclosed assets	0	0	(1)
Net variation	441	112	115
Written-off assets	(2)	0	(8)
Financial assets at end of period	€ 2,984	€ 2,545	€ 2,433